Statement of Cash Flows (USD $)	1 Months Ended
Jun. 30, 2012
Cash flows from operating activities:
Net income	$ 4,261,000
Adjustments to reconcile net income to net cash provided by operating activities:
Premium amortization and (discount accretion), net	2,198,000
Restricted stock amortization expense	54,000
Unrealized (gain) loss on Residential mortgage-backed securities and other securities, net	(3,925,000)
Mark-to-market adjustments on derivative instruments	5,408,000
Other loss on Residential mortgage-backed securities	605,000
Realized (gain) loss on sale of Residential mortgage-backed securities and other securities, net	(1,120,000)
Changes in operating assets and liabilities:
Increase in accrued interest receivable	(7,076,000)
Increase in other assets	(552,000)
Increase in accrued interest payable	1,000,000
Increase in accounts payable and accrued expenses	433,000
Increase in payable to related party	407,000
Net cash provided by operating activities	1,693,000
Cash flows from investing activities:
Purchase of Residential mortgage-backed securities and other securities	(2,158,676,000)
Proceeds from sale of Residential mortgage-backed securities and other securities	237,390,000
Principal payments received on Residential mortgage-backed securities and other securities	8,015,000
Net cash used in investing activities	(1,913,271,000)
Cash flows from financing activities:
Proceeds from issuance of common stock	160,000,000
Proceeds from private placements of units and common stock (concurrent with initial public offering)	45,557,000
Redemption of common stock	(1,000)
Proceeds from repurchase agreement borrowings	3,192,929,000
Repayments of repurchase agreement borrowings	(1,456,436,000)
Due from counterparties	(8,000,000)
Due to counterparties	4,309,000
Net cash provided by financing activities	1,938,358,000
Net increase in cash and cash equivalents	26,780,000
Cash and cash equivalents beginning of period	1,000
Cash and cash equivalents end of period	26,781,000
Supplemental disclosure of operating cash flow information:
Interest paid	446,000
Supplemental disclosure of non-cash financing/investing activities:
Offering costs to be settled with related party	1,200,000
Mortgage-backed securities sold, not settled	102,336,000
Mortgage-backed securities purchased, not settled	$ (106,019,000)